Leases - Schedule of Components Lease Cost Related (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease costs	$ 1,526,523	$ 3,053,045		$ 5,684,148
Financing lease costs, Amortization of right-of-use assets	142,727	374,928	$ 287,031	577,216	$ 575,639
Financing lease costs, Interest on lease liabilities	174,779	349,558		706,226
Total financing lease costs	$ 317,506	$ 724,486		$ 1,283,442